Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Total	Issued Capital [member]	Additional paid-in capital [member]	Other Reserves [member]	Other comprehensive income [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-Controlling interests [member]
Beginning Balance at Dec. 31, 2016	R$ 1,094,807	R$ 20	R$ 254,602	R$ 586,855	R$ 203,683		R$ 1,045,160	R$ 49,647
Comprehensive income for the year
Net income for the year	423,541					R$ 413,874	413,874	9,667
Other comprehensive income, net	(142)				(142)		(142)
Transactions with shareholders—contributions and distributions
Subscriptions (redemptions) at funds by non-controlling interest	(45,550)							(45,550)
Gain (loss) in changes in interest of subsidiaries, net	(2,078)				(95)		(95)	(1,983)
Allocations of the net income for the year
Transfer to capital reserves				136,313		(136,313)
Dividends distributed	(318,856)			(37,437)		(277,561)	(314,998)	(3,858)
Ending balance at Dec. 31, 2017	1,151,722	20	254,602	685,731	203,446		1,143,799	7,923
Comprehensive income for the year
Net income for the year	465,330					461,440	461,440	3,890
Other comprehensive income, net	5,310				5,310		5,310
Transactions with shareholders—contributions and distributions
Capital contributions	673,294	1	673,293				673,294
Corporate reorganization	525			525			525
Gain (loss) in changes in interest of subsidiaries, net	(379)				409		409	(788)
Allocations of the net income for the year
Transfer to capital reserves				261,440		(261,440)
Dividends distributed	(204,090)					(200,000)	(200,000)	(4,090)
Ending balance at Dec. 31, 2018	2,091,712	21	927,895	947,696	209,165		2,084,777	6,935
Comprehensive income for the year
Net income for the year	1,089,484					1,080,484	1,080,484	9,000
Other comprehensive income, net	388				388		388
Transactions with shareholders—contributions and distributions
Capital contributions	4,504,826	2	4,504,824				4,504,826
Transactions costs from capital contributions	(22,824)		(22,824)				(22,824)
Grant of share based plan	5,371			5,371			5,371
Gain (loss) in changes in interest of subsidiaries, net	(1,855)				374		374	(2,229)
Allocations of the net income for the year
Transfer to capital reserves				580,484		(580,484)
Dividends distributed	(511,143)					R$ (500,000)	(500,000)	(11,143)
Ending balance at Dec. 31, 2019	R$ 7,155,959	R$ 23	R$ 5,409,895	R$ 1,533,551	R$ 209,927		R$ 7,153,396	R$ 2,563